Share Capital and Reserves - Summary of Treasury Shares (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance		€ (792)
Ending balance		(325)		€ (792)
Treasury Shares/Own Shares [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance		(792)		(15)
New Shares allotted to the Employee Benefit Trust (own shares)				(56)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan		62		56
Shares acquired by CRH plc (Treasury Shares) (i)(ii)	[1]	(791)		(789)
Shares acquired by Employee Benefit Trust (own shares)		(61)		(3)
Treasury Shares/own shares reissued	[2]	35		15
Cancellation of treasury shares		1,222
Ending balance		€ (325)		€ (792)
Shares outstanding, beginning balance		27,843,927	[3]	391,757
New Shares allotted to the Employee Benefit Trust (own shares)				2,034,112
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan		(2,256,986)		(2,034,112)
Shares acquired by CRH plc (Treasury Shares) (i) (ii)	[1]	27,357,116		27,901,471
Shares acquired by Employee Benefit Trust (own shares)		2,189,448		108,377
Treasury Shares/own shares reissued (iii)	[2]	(1,147,149)		(557,678)
Shares outstanding, ending balance	[3]	10,236,356		27,843,927
Cancellation of treasury shares		(43,750,000)
Treasury Shares	[3]	10,011,353		27,551,386
Own shares	[3]	225,003		292,541

[1]	In April 2018, CRH announced its intention to introduce a share repurchase programme (the ‘Programme’) to repurchase Ordinary Shares (including Income Shares) of up to €1 billion. During 2018, CRH repurchased a total of 27,901,471 Ordinary Shares under the Programme, returning a total of €0.8 billion in cash to shareholders. The Programme was extended in 2019, with CRH repurchasing a total of 27,357,116 Ordinary Shares in 2019 and returning a further €0.8 billion to shareholders. As at 31 December 2019, a total of €1.6 billion cash has been returned to shareholders under the Programme.
[2]	These reissued Treasury Shares were previously purchased at an average price of €30.56 (2018: €27.96).
[3]	As at the balance sheet date, the nominal value of the Treasury Shares and own shares was €3.4 million and €0.1 million respectively (2018: €9.4 million and €0.1 million respectively). Dividends have been waived by the Trustees of the own shares.